Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202-419-8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

June 18, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 251/253 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to make certain changes to the principal investment strategies of the Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund and Nationwide Destination 2060 Fund, each a series of the Registrant (the “Funds”). Further, the Nationwide Destination 2015 Fund’s name will be changed to Nationwide Destination Retirement Fund.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Peter M. Hong at (202) 419-8429.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:     Allan J. Oster, Esq.

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